CASH AND CASH EQUIVALENTS, INCLUDING RESTRICTED CASH (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash at banks and on hand	$ 265,500	$ 320,500	$ 144,800
Cash and cash equivalents	265,543	320,456	144,844	$ 89,514
Cash provided as security for initial margin calls and negative market values on derivatives etc	30,100	3,300	5,900
Sale-and-leaseback transaction prepayment to be released upon delivery of the vessel	0	0	21,000
Restricted cash	30,085	3,347	26,889
Cash and cash equivalents, including restricted cash	$ 295,600	$ 323,800	$ 171,700